Income per Common Unit of the Operating Partnership (Units and Distributions) (Details) - Liberty Property Limited Partnership - Common units - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Distributions per common share (USD per share)	$ 1.60	$ 1.60	$ 1.90
Limited Partner
Class of Stock [Line Items]
Number of common units converted	0	9,826	9,044